NEW ACCOUNTING PRONOUNCEMENTS (Details) - CAD ($)	Jan. 01, 2019	Dec. 31, 2018
ACCOUNTING POLICIES
Operating Lease commitments as disclosed at December 31, 2018		$ 10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	$ (5,569,108)
Lease liabilities recognized at January 1, 2019	4,729,324
Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	$ 4,530,230